[Janus letterhead]

February 11, 2010

EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549-0505

RE: JANUS INVESTMENT FUND (the "Registrant")
    1933 Act File No. 002-34393
    1940 Act File No. 811-01879

Dear Sir or Madam:

On behalf of the Registrant, enclosed please find Post-Effective Amendment No. 129 and Amendment No. 112 under the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, respectively, to the Registrant's Registration Statement on Form N-1A (the "Amendment"). The Registrant is filing the Amendment pursuant to Rule 485(b)(1)(iii) under the 1933 Act to designate a new effective date upon which the Amendment shall be effective.

As indicated on the facing page of the Amendment, the Registrant has specified that the Amendment is to become effective on February 16, 2010, pursuant to Rule 485(b) under the 1933 Act.

This Post-Effective Amendment incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 127 to the Registrant's Registration Statement filed on November 24, 2009.

Pursuant to Rule 485(b)(4) of Regulation C under the 1933 Act, I hereby confirm that the Amendment does not contain disclosures that would render it ineligible to become effective under Rule 485(b).

Please call me at (303) 336-4562 with any questions or comments.

Sincerely,


/s/ Rodney A. Dewalt

Rodney A. DeWalt
Legal Counsel

Enclosure (via EDGAR only)

cc: Stephanie Grauerholz-Lofton, Esq.
    Larry Greene, Esq.
    Robin Nesbitt, Esq.
    Donna Brungardt